Accounts Payable and Accrued Expenses (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Accounts payable	$ 4,938	$ 9,856
Accrued operating	6,758	6,264
Accrued administrative	6,040	7,504
Accounts payable and accrued expenses	$ 17,736	$ 23,624